Revenue - Summary of licensing revenue (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of products and services [line items]
Revenue from contracts with customers	$ 0	$ 0	$ 15,183
Licensing revenue [Member]
Disclosure of products and services [line items]
Revenue from contracts with customers	$ 0	$ 0	$ 15,183